GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL	6. GOODWILL The carrying amount of goodwill as of December 31, 2019 and 2020 was RMB1,036,124. No impairment of goodwill was recognized in the years ended December 31, 2018, 2019 and 2020.